Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss) - Share-based payment arrangements narrative (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Millions
			6 Months Ended			12 Months Ended
	Jan. 21, 2020 USD ($) shares $ / shares	Jun. 19, 2019 shares € / shares	Jun. 30, 2020 EUR (€) Year Months shares € / shares	Jun. 30, 2020 € / shares $ / shares	Jun. 30, 2019 shares executives	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in eur per share) | € / shares			€ 1.00	€ 1.00
Percentage of total numbers of options granted to vesting	0.25
Percentage of options to vest after vesting period	0.0625
Virtual stock option plan acceleration program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options satisfied by acceleration conditions in share-based payment arrangement (in shares)		952,018
Number of executives with acceleration conditions | executives					5
Number of share options exercised in share-based payment arrangement (in shares)		636,492
Number of share options purchased in share-based payment arrangement (in shares)		315,526
Par value per share (in eur per share) | € / shares		€ 0.01
Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense recognized for the equity settled options granted | €			€ 1,897
Weighted average share price, share options granted | € / shares			€ 4.78
Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period (in years) | Year			3
Number of share options granted in share-based payment arrangement (in shares)						908,608
Spark Networks SE | 2018 Virtual stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period (in years) | Year			4
Options life (in months) | Months			85
Number of share options granted in share-based payment arrangement (in shares)					195,000
Share based payment expense recognized for the equity settled options granted | €			€ 228
Exercise Price Range One | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			1,594,000,000
Number of shares issued	3,000,000
Exercise Price Range One | Commencement Of Share Based Arrangement | Chief Executive Officer | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	833,000
Exercise price (in usd per share) | $ / shares	$ 4.88
Exercise Price Range One | Commencement Of Share Based Arrangement | General Counsel | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	90,000
Potential lump sum payment for stock options | $	$ 1.5
Exercise price (in usd per share) | $ / shares	$ 4.88
Exercise Price Range One | Commencement Of Share Based Arrangement | Chief Financial Officer | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	135,000
Exercise price (in usd per share) | $ / shares	$ 4.88
Exercise Price Range Two | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)			696,000,000
Number of shares issued	1,000,000
Exercise Price Range Two | Spark Networks SE | 2018 Virtual stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in usd per share) | $ / shares				€ 0.00
Exercise Price Range Two | Commencement Of Share Based Arrangement | Chief Executive Officer | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	449,000
Exercise Price Range Two | Commencement Of Share Based Arrangement | General Counsel | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	29,000
Exercise Price Range Two | Commencement Of Share Based Arrangement | Chief Financial Officer | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	43,000